KANSAS CITY LIFE INSURANCE COMPANY

Kansas City Life Variable Annuity Separate Account
Kansas City Life Variable Life Separate Account

Supplement dated September 1, 2020 to the Prospectuses dated May 1, 2020 for the

Century II Variable Annuity Contract
Century II Affinity Variable Annuity Contract
Century II Freedom Variable Annuity Contract
Century II Single Premium Affinity Variable Annuity Contract
Century II Variable Universal Life Insurance Contract
Century II Alliance Variable Universal Life Insurance Contract
Century II Survivorship Variable Universal Life Insurance Contract
Century II Heritage Survivorship Variable Universal Life Insurance Contract
Century II Accumulator Variable Universal Life Insurance Contract

The Prospectuses listed above issued by Kansas City Life Insurance Company (“we,” “us,” or “Kansas City Life") are amended as follows.

Effective September 1, 2020, the name of the fund “MFS Strategic Income Portfolio” will change to “MFS Income Portfolio”. All information relating to “MFS Strategic Income Portfolio” should be replaced with “MFS Income Portfolio.”

THIS SUPPLEMENT SHOULD BE READ CAREFULLY TOGETHER WITH THE PROSPECTUS, AND BOTH DOCUMENTS SHOULD BE KEPT TOGETHER FOR FUTURE REFERENCE.